DISCONTINUED OPERATIONS - Schedule of condensed statement of operation (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major classes of line items constituting pretax profit (loss) of discontinued operations
Revenues		$ 349,783	$ 498,198	$ 174,624
Cost of revenues		(338,016)	(449,805)	(116,385)
Impairment of intangible assets		0	675	0
Other income and expenses that are not major		2,363	(2,014)	2,656
Interest expenses		(4,623)	(5,103)	(4,322)
Realized gain (loss) on short-term investment		9	0	(100)
Impairment of long term investment		(2,000)	0	0
Income tax expenses		0	0	0
Income from the operations of the discontinued operations, net of tax			(18,799)	(119,252)
Loss from the operations of the discontinued operations, net of tax		$ 0	223,298	(119,252)
Gain on deconsolidation of the subsidiaries, net of tax			242,097	0
Oak Pacific Investment
Major classes of line items constituting pretax profit (loss) of discontinued operations
Revenues			895	5,106
Cost of revenues			(834)	(3,820)
Selling, research and development, and general and administrative expenses			(1,394)	(3,046)
Other income and expenses that are not major			371	(1,424)
Interest expenses			(3,142)	(5,822)
Realized gain (loss) on short-term investment			0	0
Impairment of long term investment			(2,180)	(113,073)
Income from the operations of the discontinued operations, before income tax			(6,284)	(122,079)
Income tax expenses			0	0
Income from the operations of the discontinued operations, net of tax			(9,674)	11,255
Loss from the operations of the discontinued operations, net of tax			(15,958)	(110,824)
Gain on deconsolidation of the subsidiaries, net of tax	$ 182,441		182,441	0
Gain from the discontinued operations, net of tax			166,483	(110,824)
Renren SNS [Member]
Major classes of line items constituting pretax profit (loss) of discontinued operations
Revenues			19,679	22,372
Cost of revenues			(14,997)	(17,264)
Selling, research and development, and general and administrative expenses			(7,523)	(13,536)
Income from the operations of the discontinued operations, before income tax			(2,841)	(8,428)
Income tax expenses			0	0
Income from the operations of the discontinued operations, net of tax			(2,841)	(8,428)
Gain on deconsolidation of the subsidiaries, net of tax			59,656	0
Gain from the discontinued operations, net of tax			$ 56,815	$ (8,428)